OTHER FINANCIAL ITEMS - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Component of Other Income (Expense), Nonoperating [Line Items]
Interest expense on un-designated interest rate swaps	$ (2,169)	$ (2,728)	$ (4,447)	$ (5,330)
Gains/(losses) on repurchase of 2012 HIgh-Yield Bonds			(6,573)	0
Premium paid on bond repurchase	(76)	0	(2,820)	0
Foreign exchange losses on 2012 High-Yield Bonds			(1,590)	257
Foreign exchange gain/(loss) on capital lease obligations and related restricted cash	(253)	493	(351)	670
Foreign exchange losses on operations	(135)	(211)	(311)	(976)
Mark-to-market adjustment for currency swap derivatives and other	(469)	(645)	(767)	(928)
Total	(7,710)	(10,233)	(14,613)	(30,941)
2012 High-Yield Bonds
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on repurchase of 2012 HIgh-Yield Bonds	20	0	(3,753)	0
Foreign exchange losses on 2012 High-Yield Bonds	(1,052)	0	(1,238)	0
Foreign exchange loss from early repurchase of 2012 High-Yield Bonds			2,900
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized mark-to-market gains (losses) for derivatives	(4,076)	(7,142)	(1,426)	(24,377)
Reclassification of loss from Accumulated Other Comprehensive Loss			5,000
Earn Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized mark-to-market gains (losses) for derivatives	$ 500	$ 0	500	$ 0
Cross Currency Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Mark-to-market adjustment for currency swap derivatives and other			$ 4,100